UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: Two International Place
         24th Floor
         Boston, MA  02110

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/ Alex Sacerdote     Boston, MA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $371,717 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101    13843   338382 SH
AMAZON COM INC                 COM              023135106     5124    20423 SH
APPLE INC                      COM              037833100     8319    15632 SH
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406     2135   253581 SH
BROADSOFT INC                  COM              11133B409     8002   220248 SH
CHANGYOU COM LTD               ADS REP CL A     15911M107    14684   557490 SH
CISCO SYS INC                  COM              17275R102     6634   337623 SH
COMCAST CORP NEW               CL A             20030N101    11689   312883 SH
COMMVAULT SYSTEMS INC          COM              204166102     7772   111571 SH
DILLARDS INC                   CL A             254067101    18340   218930 SH
E M C CORP MASS                COM              268648102    13996   553189 SH
EBAY INC                       COM              278642103     2101    41199 SH
EQUINIX INC                    COM NEW          29444U502    14833    71937 SH
EXTREME NETWORKS INC           COM              30226D106      782   214900 SH
GIANT INTERACTIVE GROUP INC    ADR              374511103     8435  1559150 SH
GOOGLE INC                     CL A             38259P508    17695    25015 SH
INCONTACT INC                  COM              45336E109     1523   293955 SH
INTERXION HOLDING N.V          SHS              N47279109     9129   384224 SH
JIAYUAN COM INTL LTD           SPONSORED ADR    477374102      570   102644 SH
LINKEDIN CORP                  COM CL A         53578A108    30970   269731 SH
LTX-CREDENCE CORP              COM NEW          502403207     4017   612316 SH
MASTERCARD INC                 CL A             57636Q104     6942    14130 SH
MEDIDATA SOLUTIONS INC         COM              58471A105    13246   338090 SH
MELCO CROWN ENTMT LTD          ADR              585464100    13412   796459 SH
MICROSTRATEGY INC              CL A NEW         594972408     1187    12711 SH
NEONODE INC                    COM NEW          64051M402      522   107500 SH
NEWS CORP                      CL B             65248E203     8967   341724 SH
PRICELINE COM INC              COM NEW          741503403    15711    25325 SH
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    25418   856118 SH
SINA CORP                      ORD              G81477104    14202   282786 SH
SKYWORKS SOLUTIONS INC         COM              83088M102     4904   241555 SH
SODASTREAM INTERNATIONAL LTD   USD SHS          M9068E105     3603    80264 SH
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     5120   465077 SH
TESLA MTRS INC                 PUT              88160R951      240    69900 SH
TIME WARNER CABLE INC          COM              88732J207    12678   130446 SH
TIME WARNER INC                COM NEW          887317303     5295   110707 SH
TRIPADVISOR INC                COM              896945201    12246   292126 SH
TRIQUINT SEMICONDUCTOR INC     COM              89674K103     1876   388501 SH
UNI PIXEL INC                  COM NEW          904572203      852    62237 SH
WORKDAY INC                    CL A             98138H101    12770   234306 SH
YAHOO INC                      COM              984332106    10934   549424 SH
YELP INC                       CL A             985817105      999    52995 SH